Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Preference shares [member]	Common shares [member]	Common shares [member] The private bank [member]	Common shares [member] Geneva Advisors [member]	Common shares [member] Wellington Financial [member]	Additional paid-in capital [member]	Additional paid-in capital [member] The private bank [member]	Retained earnings [member]	Retained earnings [member] IFRS9 [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] The private bank [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member] IFRS9 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IAS 39 [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member] IFRS9 [member]	Non-controlling interests [member]	Non-controlling interests [member] IAS 39 [member]	Non-controlling interests [member] IFRS9 [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2016									$ 13,584														$ 161			$ 201
Balance at beginning of year at Oct. 31, 2016		$ 1,000	$ 8,026				$ 72									$ 1,114	$ 23	$ (508)	$ 0
Net income attributable to equity shareholders	$ 4,699								4,699
Net income attributable to non-controlling interests	19																								$ 19
Net change in securities measured at FVOCI	(101)																					$ (101)
Issued pursuant to the acquisition				$ 3,443	$ 126	$ 0
Issue of replacement equity-settled awards pursuant to the acquisition of The PrivateBank								$ 72
Net change in foreign currency translation adjustments																(376)
Net change in cash flow hedges	10																10
Net change in post-employment defined benefit plans	139																	139
Net change attributable to changes in credit risk	(10)																		(10)
Dividends			(2,121)									$ (52)	$ (2,121)												(8)
Issue of equity		800	957
Compensation expense arising from equity-settled share-based awards							7
Exercise of stock options and settlement of other equity-settled share-based awards							(15)
Treasury shares		(3)	(4)
Other							1		(9)																(10)
Balance at end of year (Previously stated [member]) at Oct. 31, 2017									16,101														$ 60			$ 202
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2017									15,957	$ (144)											$ 85			$ (28)			$ (4)
Balance at end of year at Oct. 31, 2017	31,237	1,797	12,548				137		16,101					$ 452		738	33	(369)	(10)		85	60		32	202		198
Net income attributable to equity shareholders	5,267								5,267
Net income attributable to non-controlling interests	17																								17
Net gains (losses) on equity securities designated at FVOCI																				$ 29
Net change in securities measured at FVOCI																						(171)
Issued pursuant to the acquisition				$ 194	$ 0	$ 47
Issue of replacement equity-settled awards pursuant to the acquisition of The PrivateBank															$ 0
Net change in foreign currency translation adjustments																286
Net change in cash flow hedges	(51)																(51)
Net change in post-employment defined benefit plans	226																	226
Net change attributable to changes in credit risk	(2)																		(2)
Premium on purchase of common shares for cancellation									(313)
Dividends			(2,356)									(89)	(2,356)												(31)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																				(49)
Issue of equity		450	555
Compensation expense arising from equity-settled share-based awards							31
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI									49
Purchase of common shares for cancellation			(104)
Exercise of stock options and settlement of other equity-settled share-based awards							(32)
Treasury shares		3	3
Other									22																(11)
Balance at end of year (Previously stated [member]) at Oct. 31, 2018									18,537
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2018									18,543		$ 6
Balance at end of year at Oct. 31, 2018	35,116	2,250	13,243				136		18,537					777		1,024	(18)	(143)	(12)	65	$ 65	(139)		$ (139)	173		$ 173
Net income attributable to equity shareholders	5,096								5,096
Net income attributable to non-controlling interests	25																								25
Net gains (losses) on equity securities designated at FVOCI																				(2)
Net change in securities measured at FVOCI																						216
Net change in foreign currency translation adjustments																(31)
Net change in cash flow hedges	131																131
Net change in post-employment defined benefit plans	(220)																	(220)
Net change attributable to changes in credit risk	28																		28
Premium on purchase of common shares for cancellation									(79)
Dividends			(2,488)									$ (111)	$ (2,488)												(11)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings																				(18)
Issue of equity		575	377
Compensation expense arising from equity-settled share-based awards							16
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI									18
Purchase of common shares for cancellation			(30)
Exercise of stock options and settlement of other equity-settled share-based awards							(27)
Treasury shares			1
Other									(7)																(1)
Balance at end of year at Oct. 31, 2019	$ 38,580	$ 2,825	$ 13,591				$ 125		$ 20,972					$ 881		$ 993	$ 113	$ (363)	$ 16	$ 45		$ 77			$ 186